Income tax (Details) - Schedule of Deferred Tax - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax [Abstract]
Deferred tax assets, Tax losses	$ 259,118	$ 259,118
Deferred tax liabilities, Tax losses
Deferred tax assets, Tax credits	61,449	62,943
Deferred tax liabilities, Tax credits
Deferred tax assets, Excess presumptive income	21,495	73,917
Deferred tax liabilities, Excess presumptive income
Deferred tax assets, Other provisions	9,926	10,893
Deferred tax liabilities, Other provisions
Deferred tax assets, Investment property
Deferred tax liabilities, Investment property	(120,144)	(148,031)
Deferred tax assets, Property, plant, and equipment	93,660	59,162
Deferred tax liabilities, Property, plant, and equipment	(221,364)	(341,631)
Deferred tax assets, Goodwill
Deferred tax liabilities, Goodwill	(217,687)	(218,308)
Deferred tax assets, Leases	634,180	641,886
Deferred tax liabilities, Leases	(545,661)	(553,947)
Deferred tax assets, Other	100,045	103,215
Deferred tax liabilities, Other	(33,423)	(84,341)
Deferred tax assets, Total	1,179,873	1,211,134
Deferred tax liabilities, Total	$ (1,138,279)	$ (1,346,258)